Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 7
CIK	dei_EntityCentralIndexKey	0000803191
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2021
Prospectus Date	rr_ProspectusDate	Oct. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBEAX
PGIM Jennison Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEICX
PGIM Jennison Value Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIZX
PGIM Jennison Value Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJVQX